Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 - PROPERTY, PLANT AND EQUIPMENT:

A.	The composition of assets, grouped by major classifications and accumulated depreciation, is as follows (U.S. dollars in thousands):

	December 31
	2024	2023
Cost:
Plant (new production facility)	$5,088	$4,568
Computers and equipment	685	649
Leasehold improvements	445	445
Office furniture and equipment	145	144
Vehicles	13	13
	6,376	5,819
Less – Accumulated depreciation	(1,484)	(1,256)
Property, Plant and Equipment, Net	$4,892	$4,563
B.	Depreciation expenses totaled $228 thousand, $120 thousand and $239 thousand for the years ended December 31, 2024, 2023 and 2022, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company disposed of property and equipment in the net amount of $0 thousand, $8 thousand and $704 thousand, respectively.

As of December 31, 2024 and 2023, all the property, plant and equipment is located in Israel.

C.	New production facility in Dimona

In August 2022, the Company began the construction of its newly upgraded production facility in Dimona, Israel, which commenced operations in October 2024.

The new production facility includes inter-connectivity and smart automation of production in the production of bGenTM TES modules. Consequently, as part of the transitioning to the new production facility, the Company reassessed the remaining life and recoverability of the old production line and its components, and recognized a write down of parts that cannot be utilized in the new facility to their fair value, resulting in a loss recognition of $ 704 thousand (presented among “other expenses” in 2022).

The total cost of the facility includes capitalized borrowing costs of $248 thousand, and is net of investment grants of $182 thousand.

D.	Rotem 1 project

This project, conducted by the subsidiary Brenmiller Rotem, was abandoned in 2022 following the Company’s decision to focus on its core technology other than the initialization and operation of power plants. As of December 31, 2023, it is presented on the basis of the net realizable value of its main asset (presented as “other asset” in the balance sheet). In 2023, the Company commenced legal proceedings for the liquidation of the subsidiary (that is still in process to date). During 2024, the Company wrote-off the remaining value of the asset (see Note 13G).

Net loss derived from the closure of Rotem 1 project, as presented in the statement of comprehensive loss for the year 2022, is comprised of a write-down loss in the amount of $360 thousand, of the equipment above, vacating expenses of $16 thousand, net of lease termination gain of $125 thousand.